Document and Entity Information	Dec. 16, 2021
Cover [Abstract]
Entity Address, Country	LU
Amendment Flag	false
Entity Central Index Key	0001525773
Document Type	8-K
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	INTELSAT S.A.
Entity Incorporation State Country Code	N4
Entity File Number	001-35878
Entity Tax Identification Number	98-1009418
Entity Address, Address Line One	4 rue Albert Borschette
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	L-1246
City Area Code	352 27
Local Phone Number	84-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false